Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Covered Loans, by Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 251,603	$ 193,761	$ 136,100
(Reversal of) Provision for loan losses	5,145	20,671	25,867
Transfer of balance to OREO	(28,126)	(27,169)	(17,143)
Transfer of balance to the RULC	(9,828)
Loans charged off	(26,481)	(25,060)	(16,159)
Recoveries	6,846	5,315	7,975
Balance at end of period	143,074	251,603	193,761
Balance at beginning of period
Transfer of balance from the allowance for loan losses	9,828
Provision for unfunded commitments	1,319
Balance at end of period	11,147
Balance at end of period	719,793	1,092,756
Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	83,027	74,861	62,460
(Reversal of) Provision for loan losses	3,670	13,603	19,974
Transfer of balance to OREO	(1,085)	(826)
Transfer of balance to the RULC	(9,828)
Loans charged off	(10,717)	(9,907)	(15,022)
Recoveries	6,832	5,296	7,449
Balance at end of period	71,899	83,027	74,861
Balance at beginning of period
Transfer of balance from the allowance for loan losses	9,828
Provision for unfunded commitments	1,319
Balance at end of period	11,147
Allowance on loans individually evaluated for impairment	1,029	880	2,186
Allowance on loans collectively evaluated for impairment	70,870	82,147	72,675
Balance at end of period	8,772,226	405,824	6,053,588
Balance at end of period individually evaluated for impairment	26,182	34,471	42,311
Balance at end of period collectively evaluated for impairment	8,746,044	371,353	6,011,277
Balance at end of period acquired with deteriorated credit quality	13,783	64,691	35,495
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	168,576	118,900	73,640
(Reversal of) Provision for loan losses	1,475	7,068	5,893
(Decrease) Increase in FDIC loss share receivable	(56,085)	84,085	57,121
Transfer of balance to OREO	(27,041)	(26,343)	(17,143)
Transfer of balance to the RULC
Loans charged off	(15,764)	(15,153)	(1,137)
Recoveries	14	19	526
Balance at end of period	71,175	168,576	118,900
Balance at beginning of period
Transfer of balance from the allowance for loan losses
Provision for unfunded commitments
Balance at end of period
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	71,175	168,576	118,900
Balance at end of period	719,793	1,092,756	1,334,449
Balance at end of period individually evaluated for impairment
Balance at end of period collectively evaluated for impairment	719,793	1,092,756	1,334,449
Balance at end of period acquired with deteriorated credit quality	66,077	213,645	124,127
Commercial Real Estate [Member] | Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	38,264	35,604	31,390
(Reversal of) Provision for loan losses	(8,830)	1,786	6,809
Transfer of balance to OREO	(319)	(292)
Transfer of balance to the RULC	(2,939)
Loans charged off	(2,940)	(2,000)	(7,656)
Recoveries	3,354	3,166	5,061
Balance at end of period	26,590	38,264	35,604
Balance at beginning of period
Transfer of balance from the allowance for loan losses	2,939
Provision for unfunded commitments	150
Balance at end of period	3,089
Allowance on loans individually evaluated for impairment	8	226	1,874
Allowance on loans collectively evaluated for impairment	26,582	38,038	33,730
Balance at end of period	3,479,973	2,990,700	2,591,013
Balance at end of period individually evaluated for impairment	8,705	28,052	34,541
Balance at end of period collectively evaluated for impairment	3,471,268	2,962,648	2,556,472
Balance at end of period acquired with deteriorated credit quality	12,240	55,856	4,835
Commercial Real Estate [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	100,871	69,175	26,439
(Reversal of) Provision for loan losses	1,523	4,970	6,762
(Decrease) Increase in FDIC loss share receivable	(28,238)	51,543	50,079
Transfer of balance to OREO	(19,634)	(11,202)	(13,316)
Loans charged off	(15,764)	(13,631)	(1,073)
Recoveries	14	16	284
Balance at end of period	38,772	100,871	69,175
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	38,772	100,871	69,175
Balance at end of period	387,332	640,843	772,877
Balance at end of period individually evaluated for impairment
Balance at end of period collectively evaluated for impairment	387,332	640,843	772,877
Balance at end of period acquired with deteriorated credit quality	14,904	167,742	54,691
Commercial Business [Member] | Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	28,721	25,705	16,473
(Reversal of) Provision for loan losses	3,543	4,021	9,533
Transfer of balance to OREO	(113)
Transfer of balance to the RULC	(3,497)
Loans charged off	(516)	(1,116)	(471)
Recoveries	377	111	170
Balance at end of period	28,515	28,721	25,705
Balance at beginning of period
Transfer of balance from the allowance for loan losses	3,497
Provision for unfunded commitments	1,342
Balance at end of period	4,839
Allowance on loans individually evaluated for impairment	841	449	179
Allowance on loans collectively evaluated for impairment	27,674	28,272	25,526
Balance at end of period	2,959,088	2,450,667	1,896,496
Balance at end of period individually evaluated for impairment	15,812	4,401	6,530
Balance at end of period collectively evaluated for impairment	2,943,276	2,446,266	1,889,966
Balance at end of period acquired with deteriorated credit quality	30	3,470	26,531
Commercial Business [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	11,375	9,788	6,657
(Reversal of) Provision for loan losses	(649)	964	392
(Decrease) Increase in FDIC loss share receivable	(5,032)	3,616	2,899
Transfer of balance to OREO	(314)	(2,993)	(160)
Loans charged off
Recoveries
Balance at end of period	5,380	11,375	9,788
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	5,380	11,375	9,788
Balance at end of period	37,025	87,051	108,738
Balance at end of period individually evaluated for impairment
Balance at end of period collectively evaluated for impairment	37,025	87,051	108,738
Balance at end of period acquired with deteriorated credit quality		2,757	4,169
Mortgage [Member] | Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	2,125	897	1,265
(Reversal of) Provision for loan losses	860	2,578	(215)
Transfer of balance to OREO	(646)	(525)
Transfer of balance to the RULC	(40)
Loans charged off	(518)	(863)	(222)
Recoveries	765	38	69
Balance at end of period	2,546	2,125	897
Balance at beginning of period
Transfer of balance from the allowance for loan losses	40
Provision for unfunded commitments	32
Balance at end of period	72
Allowance on loans individually evaluated for impairment	180	163	133
Allowance on loans collectively evaluated for impairment	2,366	1,962	764
Balance at end of period	432,507	290,040	283,113
Balance at end of period individually evaluated for impairment	1,407	1,703	1,009
Balance at end of period collectively evaluated for impairment	431,100	288,337	282,104
Balance at end of period acquired with deteriorated credit quality	126	330
Consumer [Member] | Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	13,917	12,655	13,332
(Reversal of) Provision for loan losses	8,097	5,218	3,847
Transfer of balance to OREO	(7)	(9)
Transfer of balance to the RULC	(3,352)
Loans charged off	(6,743)	(5,928)	(6,673)
Recoveries	2,336	1,981	2,149
Balance at end of period	14,248	13,917	12,655
Balance at beginning of period
Transfer of balance from the allowance for loan losses	3,352
Provision for unfunded commitments	(205)
Balance at end of period	3,147
Allowance on loans individually evaluated for impairment		42
Allowance on loans collectively evaluated for impairment	14,248	13,875	12,655
Balance at end of period	1,900,658	1,674,417	1,282,966
Balance at end of period individually evaluated for impairment	258	315	231
Balance at end of period collectively evaluated for impairment	1,900,400	1,674,102	1,282,735
Balance at end of period acquired with deteriorated credit quality	1,387	5,035	4,129
Consumer [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	33,764	18,753	12,201
(Reversal of) Provision for loan losses	315	811	971
(Decrease) Increase in FDIC loss share receivable	(17,919)	15,031	7,188
Transfer of balance to OREO	(26)	(825)	(1,705)
Loans charged off		(9)	(42)
Recoveries		3	140
Balance at end of period	16,134	33,764	18,753
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	16,134	33,764	18,753
Balance at end of period	141,411	177,698	197,447
Balance at end of period individually evaluated for impairment
Balance at end of period collectively evaluated for impairment	141,411	177,698	197,447
Balance at end of period acquired with deteriorated credit quality	22,950	22,914	29,473
Unallocated [Member] | Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period
(Reversal of) Provision for loan losses
Transfer of balance to OREO
Transfer of balance to the RULC
Loans charged off
Recoveries
Balance at end of period
Balance at beginning of period
Transfer of balance from the allowance for loan losses
Provision for unfunded commitments
Balance at end of period
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment
Balance at end of period
Balance at end of period individually evaluated for impairment
Balance at end of period collectively evaluated for impairment
Balance at end of period acquired with deteriorated credit quality
Unallocated [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period
(Reversal of) Provision for loan losses
(Decrease) Increase in FDIC loss share receivable
Transfer of balance to OREO
Loans charged off
Recoveries
Balance at end of period
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment
Balance at end of period
Balance at end of period individually evaluated for impairment
Balance at end of period collectively evaluated for impairment
Balance at end of period acquired with deteriorated credit quality
Mortgage [Member] | Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	22,566	21,184	28,343
(Reversal of) Provision for loan losses	286	323	(2,232)
(Decrease) Increase in FDIC loss share receivable	(4,896)	13,895	(3,045)
Transfer of balance to OREO	(7,067)	(11,323)	(1,962)
Loans charged off		(1,513)	(22)
Recoveries			102
Balance at end of period	10,889	22,566	21,184
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	10,889	22,566	21,184
Balance at end of period	154,025	187,164	255,387
Balance at end of period individually evaluated for impairment
Balance at end of period collectively evaluated for impairment	154,025	187,164	255,387
Balance at end of period acquired with deteriorated credit quality	$ 28,223	$ 20,232	$ 35,794